Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2020
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Land use rights	11,380,221	11,786,977
Less: accumulated amortization	(488,479)	(662,064)

Net book value	10,891,742	11,124,913

Schedule of amortization expenses related to the land use rights for future periods

	For the year ended December 31,
	2021	2022	2023	2024	2025	2026 and thereafter
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Amortization expenses	237,578	237,578	237,578	237,578	237,578	9,937,023